REVENUES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
REVENUES
Revenues	$ 4,181.0	$ 4,125.1	$ 4,057.1
Internet
REVENUES
Revenues	1,079.3	1,030.9	978.7
Cable television
REVENUES
Revenues	996.7	1,009.6	1,024.3
Mobile telephony
REVENUES
Revenues	534.4	469.8	409.6
Cable telephony
REVENUES
Revenues	368.6	397.8	424.8
Telecommunication equipment sales
REVENUES
Revenues	233.5	219.0	206.9
Connection and data services
REVENUES
Revenues	108.2	104.8	99.2
Over-the-top video
REVENUES
Revenues	47.0	39.7	31.4
Advertising - television
REVENUES
Revenues	246.1	267.5	254.8
Subscription - television
REVENUES
Revenues	126.2	125.0	119.9
Soundstage and equipment leasing and post-production services
REVENUES
Revenues	68.4	67.1	59.3
Advertising - newspapers and magazines
REVENUES
Revenues	106.0	125.4	148.0
Circulation and other - newspapers and magazines
REVENUES
Revenues	146.0	152.7	168.9
Other
REVENUES
Revenues	$ 120.6	$ 115.8	$ 131.3